Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following is a reconciliation of the basic and diluted earnings per share computations (amounts in thousands, except per share data):

	For the years ended December 31,
	2018	2017	2016
Net loss for basic and diluted earnings per share	$(12,698)	$(59,726)	$(124,835)

Shares of common stock and common stock equivalents:
Weighted average shares basic	71,827	71,794	56,174
Effect of dilutive securities	—	—	—
Weighted average common shares - diluted	71,827	71,794	56,174

Loss per share:
Basic	$(0.18)	$(0.83)	$(2.22)
Diluted	$(0.18)	$(0.83)	$(2.22)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following is a summary of share equivalents not included in the computation of diluted earnings per share because their effects would have been anti-dilutive for the years ended December 31, 2018, 2017 and 2016 (in thousands).

	For the years ended December 31,
	2018	2017	2016
Share equivalents	3,754	4,734	3,600